ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Fiscal year (Details)	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
Minimum
Length of fiscal year	364 days	364 days
Length of fiscal quarter	91 days	91 days
Maximum
Length of fiscal year	371 days	371 days
Length of fiscal quarter	98 days	98 days